Note 21 Debt certificates (Details) - EUR (€) € in Millions		Jun. 30, 2022	Dec. 31, 2021
Debt certificates issued [Line Items]
Debt certificates issued		€ 54,757	€ 55,763
Issued in euros [Member]
Debt certificates issued [Line Items]
Debt certificates issued		33,287	36,289
Issued in euros [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		269	319
Issued in euros [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		15,442	15,712
Issued in euros [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	7,856	9,930
Issued in euros [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	406	366
Issued in euros [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		2,912	2,302
Issued in euros [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		30	438
Issued in euros [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		6,372	7,221
Issued in euros [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,000	3,500
Issued in euros [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		3,372	3,721
issued in foreign currency [Member]
Debt certificates issued [Line Items]
Debt certificates issued		21,470	19,475
issued in foreign currency [Member] | Promissory bills and notes [Member]
Debt certificates issued [Line Items]
Debt certificates issued		592	579
issued in foreign currency [Member] | Non convertible bonds and debentures [Member]
Debt certificates issued [Line Items]
Debt certificates issued		8,488	7,885
issued in foreign currency [Member] | Covered bons [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[1]	140	178
issued in foreign currency [Member] | Hybrid financial instruments [Member]
Debt certificates issued [Line Items]
Debt certificates issued	[2]	4,010	2,843
issued in foreign currency [Member] | Securilization bonds [Member]
Debt certificates issued [Line Items]
Debt certificates issued		0	4
issued in foreign currency [Member] | Wholesale funding [Member]
Debt certificates issued [Line Items]
Debt certificates issued		264	412
issued in foreign currency [Member] | Subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		7,977	7,574
issued in foreign currency [Member] | Convertible perpetual certificates [Member]
Debt certificates issued [Line Items]
Debt certificates issued		1,927	1,771
issued in foreign currency [Member] | Other non convertible subordinated liabilities [Member]
Debt certificates issued [Line Items]
Debt certificates issued		€ 6,050	€ 5,803

[1]	(*) Including mortgage-covered bonds.
[2]	(**) Corresponds to structured note issuance with embedded derivatives that have been segregated according to IFRS 9